Share-Based Compensation (Details) - Schedule of share-based compensation expense - Share based compensation [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	¥ 164,623
Cost of revenue [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	7,375
Selling and marketing [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	11,740
General and administrative [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	¥ 145,508